TAXATION (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010	Dec. 31, 2012 CHINA [Member] CNY	Dec. 31, 2011 CHINA [Member]	Dec. 31, 2010 CHINA [Member]	Dec. 31, 2012 CHINA [Member] Minimum [Member]	Dec. 31, 2012 HONG KONG [Member]	Dec. 31, 2012 SWITZERLAND [Member]	Dec. 31, 2012 UNITED STATES [Member]	Dec. 31, 2012 UNITED STATES [Member] Minimum [Member]	Dec. 31, 2012 UNITED STATES [Member] Maximum [Member]	Dec. 31, 2012 GERMANY [Member]	Dec. 31, 2012 FRANCE [Member]	Dec. 31, 2012 ITALY [Member]	Dec. 31, 2012 CANADA [Member]	Dec. 31, 2012 AUSTRALIA [Member]
Income Tax [Line Items]
Federal corporate income tax rate	(25.00%)	(25.00%)	25.00%	25.00%	25.00%				16.50%	8.62%		15.00%	35.00%	33.00%	33.33%	31.40%	15.00%	30.00%
State/Province tax rate											8.84%						11.00%
Reduced statutory rate					12.50%	12.50%	12.50%
Dividend distribution witholding tax					10.00%			5.00%
Statutory reserves	$ 28,738,103	179,041,258	178,984,364		450,780,918
Deferred tax liability reinvested earnings					45,078,092